Goodwill and intangible assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Goodwill and intangible assets	Goodwill and intangible assets
Consist of the following (in thousands $):

	Goodwill	Fund management contracts (indefinite life)	Fund management contracts (finite life)	Total
Cost
At Dec. 31, 2021	132,251	160,973	36,587	329,811
Additions	—	20,410	—	20,410
Transfers	—	9,088	(9,088)	—
Net exchange differences	—	(11,858)	—	(11,858)
At Dec. 31, 2022	132,251	178,613	27,499	338,363
Net exchange differences	—	4,289	—	4,289
At Dec. 31, 2023	132,251	182,902	27,499	342,652

Accumulated amortization
At Dec. 31, 2021	(113,102)	—	(27,499)	(140,601)
Amortization charge for the year	—	—	—	—
At Dec. 31, 2022	(113,102)	—	(27,499)	(140,601)
Amortization charge for the year	—	—	—	—
At Dec. 31, 2023	(113,102)	—	(27,499)	(140,601)

Net book value at:
At Dec. 31, 2022	19,149	178,613	—	197,762
At Dec. 31, 2023	19,149	182,902	—	202,051
Goodwill
The Company has identified 5 cash generating units ("CGU") as follows:
•Exchange listed products
•Managed equities
•Private strategies
•Brokerage
•Corporate
As at December 31, 2023, the Company had allocated $19.1 million (December 31, 2022 - $19.1 million) of goodwill between the exchange listed products CGU ($17.9 million) and the managed equities CGU ($1.2 million). Goodwill was allocated on a relative value approach basis.
Indefinite life fund management contracts
As at December 31, 2023, the Company had indefinite life intangibles related to fund management contracts of $182.9 million (December 31, 2022 - $178.6 million). These contracts are held within the exchange listed products and managed equities CGUs.
Impairment assessment of goodwill and indefinite life fund management contracts
In the normal course, goodwill and indefinite life fund management contracts are tested for impairment once per annum, which for the Company is during the fourth quarter of each year or earlier if there are indicators of impairment. As part of the Company’s annual impairment testing process, the recoverable amounts associated with goodwill and indefinite life fund management contracts are calculated based on a five year value-in-use model with a terminal multiple. The value-in-use model estimates future earnings based on: (1) external pricing estimates for commodities (gold, silver and uranium), (2) analyst price forecasts for the underlying equity indices; and (3) fund flow assumptions based on historical experience. These inputs are used to estimate future cash flows which are discounted at 9.25% and compared to the CGUs and the intangible assets carrying value. During the annual impairment testing process, there was no impairment in either the exchange listed products or the managed equities CGUs.